Note 24 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair value adjustments (note 6)	$ (18,017)	$ (18,224)
Less: current portion	120,246	5,802
Non-current portion	34,425	109,841
Fair Value, Inputs, Level 3 [Member]
Balance	115,643	84,993
Amounts recognized on acquisitions	2,249	23,717
Fair value adjustments (note 6)	42,686	23,393
Resolved and settled in cash	(5,539)	(17,249)
Other	(368)	789
Balance	154,671	115,643
Less: current portion	120,246	5,802
Non-current portion	$ 34,425	$ 109,841